Organization (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Sep. 30, 2012 acre	Dec. 31, 2011 acre
Organization (Textual)
Land for crude oil and natural gas		126,000	130,000
Reverse stock split	4:1	four-for-one	four-for-one